Wells, Pipelines, Properties, Plant and Equipment, Net - Summary of Net Impairment (Pemex Exploration and Production) (Detail) - MXN ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	$ (5,620,328)	$ (7,645,843)
Exploration and Extraction
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	(9,028,380)	(7,529,638)
Industrial Transformation
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	3,408,052	55,625
Logistics
Disclosure of detailed information about property, plant and equipment [line items]
(Impairment), net	$ 0	$ (171,830)